Fair Value of Financial Instruments - Schedule of Assumptions Utilized in Valuation of Level 3 Liabilities (Detail)	Dec. 31, 2018 yr	Dec. 31, 2017 yr
Risk-free Interest Rate [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0.0251	0.0220
Expected Life [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	3.44	4.44
Expected Volatility of Underlying Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0.62	0.63
Expected Dividend Yield [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value assumptions	0	0